Segmental analysis - Schedule of revenue by segment (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of operating segments [line items]
Total revenue from continuing operations	£ 7,065	£ 7,961
UK
Disclosure of operating segments [line items]
Total revenue from continuing operations	2,702	3,755
US
Disclosure of operating segments [line items]
Total revenue from continuing operations	4,363	4,206
UK Electricity Transmission
Disclosure of operating segments [line items]
Total revenue from continuing operations	1,406	1,182
UK Electricity Distribution
Disclosure of operating segments [line items]
Total revenue from continuing operations	896	1,164
UK Electricity System Operator
Disclosure of operating segments [line items]
Total revenue from continuing operations	0	1,012
New England
Disclosure of operating segments [line items]
Total revenue from continuing operations	1,493	1,545
New York
Disclosure of operating segments [line items]
Total revenue from continuing operations	2,667	2,341
National Grid Ventures
Disclosure of operating segments [line items]
Total revenue from continuing operations	581	624
Other
Disclosure of operating segments [line items]
Total revenue from continuing operations	22	93
Operating segments
Disclosure of operating segments [line items]
Total revenue from continuing operations	7,130	8,103
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Total revenue from continuing operations	1,443	1,274
Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Total revenue from continuing operations	901	1,166
Operating segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Total revenue from continuing operations	0	1,029
Operating segments | New England
Disclosure of operating segments [line items]
Total revenue from continuing operations	1,493	1,545
Operating segments | New York
Disclosure of operating segments [line items]
Total revenue from continuing operations	2,667	2,341
Operating segments | National Grid Ventures
Disclosure of operating segments [line items]
Total revenue from continuing operations	601	650
Operating segments | Other
Disclosure of operating segments [line items]
Total revenue from continuing operations	25	98
Sales between segments
Disclosure of operating segments [line items]
Total revenue from continuing operations	(65)	(142)
Sales between segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Total revenue from continuing operations	(37)	(92)
Sales between segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Total revenue from continuing operations	(5)	(2)
Sales between segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Total revenue from continuing operations	0	(17)
Sales between segments | New England
Disclosure of operating segments [line items]
Total revenue from continuing operations	0	0
Sales between segments | New York
Disclosure of operating segments [line items]
Total revenue from continuing operations	0	0
Sales between segments | National Grid Ventures
Disclosure of operating segments [line items]
Total revenue from continuing operations	(20)	(26)
Sales between segments | Other
Disclosure of operating segments [line items]
Total revenue from continuing operations	£ (3)	£ (5)